Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	May 27, 2022	May 19, 2022	Mar. 31, 2022
Subsequent Event [Line Items]
Proceeds from Sales of Business, Affiliate and Productive Assets			$ 128
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Common Stock, Shares, Issued	394,448,481
Class A ordinary shares
Subsequent Event [Line Items]
Common Stock, Shares, Issued	56,945,033
Common Stock, Shares, Outstanding	56,945,033
Class C common stock
Subsequent Event [Line Items]
Number of Earn Out Shares Granted	15,000,000
Common Stock, Shares, Outstanding	394,448,481
Class C common stock | VWAP of class A common stock is greater than or equal to $12.50 per share
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 12.50
Class C common stock | VWAP of class A common stock is greater than or equal to $15.00
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 15.00
Class Z common stock
Subsequent Event [Line Items]
Common Stock, Shares, Issued	1
Common Stock, Shares, Outstanding	1
Global Business Travel Group, Inc
Subsequent Event [Line Items]
Redemption of preferred shares	$ 168
Proceeds from Sales of Business, Affiliate and Productive Assets	$ 128
Global Business Travel Group, Inc | Class A ordinary shares
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	56,945,033
Global Business Travel Group, Inc | Class B ordinary shares
Subsequent Event [Line Items]
Number of Shares Purchased	394,448,481
New Tranche B-3 DDTL Facility
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 200
Subsequent Event [Member] | New Tranche B-3 DDTL Facility
Subsequent Event [Line Items]
Amount drew down		100
Amount of remaining unutilized commitments		$ 100